Revenue - Summary of Revenue by Contract Type (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of revenue by contract type [line items]
Revenue	$ 928,258	$ 809,120	$ 757,956
Full-time-equivalent [member]
Disclosure of revenue by contract type [line items]
Revenue	615,765	522,436	473,899
Transaction [member]
Disclosure of revenue by contract type [line items]
Revenue	144,637	137,219	141,618
Subscription [member]
Disclosure of revenue by contract type [line items]
Revenue	83,135	66,542	58,916
Fixed price [member]
Disclosure of revenue by contract type [line items]
Revenue	43,518	42,512	39,788
Others [member]
Disclosure of revenue by contract type [line items]
Revenue	$ 41,203	$ 40,411	$ 43,735